Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Schedule of Changes in Accumulated Postemployment Benefit Obligations	We use a measurement date of December 31 to develop the change in benefit obligation, change in plan assets, funded status, and amounts recognized in the consolidated balance sheets at December 31 for our defined benefit pension and retiree health benefit plans, which were as follows:

	Defined Benefit Pension Plans		Retiree Health Benefit Plans
	2018	2017	2018	2017
Change in benefit obligation:
Benefit obligation at beginning of year	$14,839.7	$12,230.9	$1,718.7	$1,494.6
Service cost	292.7	320.8	41.5	46.4
Interest cost	458.5	411.6	57.3	52.9
Actuarial (gain) loss	(1,386.5)	1,556.0	(176.9)	30.2
Benefits paid	(579.4)	(467.8)	(82.8)	(60.1)
Plan amendments	17.6	—	(14.1)	—
Curtailment (gain) loss	(43.9)	90.4	2.5	105.2
Special termination benefit	—	317.2	—	37.5
Foreign currency exchange rate changes and other adjustments	(171.6)	380.6	(6.2)	12.0
Benefit obligation at end of year	13,427.1	14,839.7	1,540.0	1,718.7

Schedule of Changes in Fair Value of Plan Assets

Change in plan assets:
Fair value of plan assets at beginning of year	11,713.0	10,056.0	2,372.4	1,961.2
Actual return on plan assets	(360.1)	1,434.3	32.6	462.0
Employer contribution	319.0	410.4	75.9	9.1
Benefits paid	(579.4)	(467.8)	(82.8)	(60.1)
Foreign currency exchange rate changes and other adjustments	(159.9)	280.1	—	0.2
Fair value of plan assets at end of year	10,932.6	11,713.0	2,398.1	2,372.4

Schedule of Net Funded Status

Funded status	(2,494.5)	(3,126.7)	858.1	653.7
Unrecognized net actuarial loss	5,011.3	5,616.4	140.6	182.0
Unrecognized prior service (benefit) cost	25.0	14.5	(299.9)	(395.0)
Net amount recognized	$2,541.8	$2,504.2	$698.8	$440.7

Schedule of Amounts Recognized in Balance Sheet

Amounts recognized in the consolidated balance sheet consisted of:
Sundry	$193.7	$104.5	$1,043.6	$870.1
Other current liabilities	(64.2)	(64.5)	(7.3)	(7.1)
Accrued retirement benefits	(2,624.0)	(3,166.7)	(178.2)	(209.3)
Accumulated other comprehensive (income) loss before income taxes	5,036.3	5,630.9	(159.3)	(213.0)
Net amount recognized	$2,541.8	$2,504.2	$698.8	$440.7

Schedule of Assumptions Used
The following represents our weighted-average assumptions as of December 31:

	Defined Benefit Pension Plans			Retiree Health Benefit Plans
(Percents)	2018	2017	2016	2018	2017	2016
Discount rate for benefit obligation	4.0%	3.4%	3.9%	4.4%	3.7%	4.3%
Discount rate for net benefit costs	3.4	3.9	4.3	3.7	4.3	4.5
Rate of compensation increase for benefit obligation	3.4	3.4	3.4
Rate of compensation increase for net benefit costs	3.4	3.4	3.4
Expected return on plan assets for net benefit costs	7.4	7.4	7.4	8.0	8.0	8.0

Schedule of Expected Benefit Payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as follows:

	2019	2020	2021	2022	2023	2024-2028
Defined benefit pension plans	$604.1	$607.2	$616.5	$632.1	$641.6	$3,524.7
Retiree health benefit plans	98.0	99.1	100.7	99.9	98.5	505.3

Schedule of Net Benefit Costs
Net pension and retiree health benefit expense included the following components:

	Defined Benefit Pension Plans			Retiree Health Benefit Plans
	2018	2017	2016	2018	2017	2016
Components of net periodic (benefit) cost:
Service cost	$292.7	$320.8	$268.4	$41.5	$46.4	$39.1
Interest cost	458.5	411.6	419.0	57.3	52.9	53.2
Expected return on plan assets	(842.1)	(773.6)	(748.7)	(177.9)	(160.7)	(150.2)
Amortization of prior service (benefit) cost	4.6	5.6	11.7	(79.5)	(90.0)	(85.8)
Recognized actuarial loss	332.5	286.8	284.6	6.1	18.4	19.1
Curtailment (gain) loss	1.3	93.5	—	(29.3)	65.5	—
Special termination benefit	—	317.2	—	—	37.5	—
Net periodic (benefit) cost	$247.5	$661.9	$235.0	$(181.8)	$(30.0)	$(124.6)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
The following represents the amounts recognized in other comprehensive income (loss) for the years ended December 31, 2018, 2017, and 2016:

	Defined Benefit Pension Plans			Retiree Health Benefit Plans
	2018	2017	2016	2018	2017	2016
Actuarial gain (loss) arising during period	$182.8	$(898.1)	$(719.1)	$37.5	$261.3	$(132.2)
Plan amendments during period	(17.6)	—	—	14.1	—	35.8
Curtailment gain (loss)	45.2	3.2	—	(31.8)	(39.7)	—
Amortization of prior service (benefit) cost included in net income	4.6	5.6	11.7	(79.5)	(90.0)	(85.8)
Amortization of net actuarial loss included in net income	332.5	286.8	284.6	6.1	18.4	19.1
Foreign currency exchange rate changes and other	47.1	(108.8)	72.6	(0.1)	(3.3)	2.5
Total other comprehensive income (loss) during period	$594.6	$(711.3)	$(350.2)	$(53.7)	$146.7	$(160.6)

Schedule of Allocation of Plan Assets
The fair values of our defined benefit pension plan and retiree health plan assets as of December 31, 2017 by asset category were as follows:

		Fair Value Measurements Using
Asset Class	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Investments Valued at Net Asset Value(1)
Defined Benefit Pension Plans
Public equity securities:
U.S.	$465.4	$199.0	$—	$—	$266.4
International	2,934.2	955.1	—	—	1,979.1
Fixed income:
Developed markets	3,153.0	20.5	2,468.1	—	664.4
Developed markets - repurchase agreements	(1,372.9)	—	(1,372.9)	—	—
Emerging markets	577.5	3.6	251.7	3.1	319.1
Private alternative investments:
Hedge funds	2,977.8	—	—	—	2,977.8
Equity-like funds	1,586.9	—	—	16.8	1,570.1
Real estate	543.7	338.6	—	—	205.1
Other	847.4	119.1	602.7	2.2	123.4
Total	$11,713.0	$1,635.9	$1,949.6	$22.1	$8,105.4

Retiree Health Benefit Plans
Public equity securities:
U.S.	$43.0	$19.4	$—	$—	$23.6
International	182.5	61.3	—	—	121.2
Fixed income:
Developed markets	71.2	—	63.5	—	7.7
Emerging markets	53.1	—	24.4	0.3	28.4
Private alternative investments:
Hedge funds	256.0	—	—	—	256.0
Equity-like funds	137.0	—	—	1.6	135.4
Cash value of trust owned insurance contract	1,524.6	—	1,524.6	—	—
Real estate	33.0	33.0	—	—	—
Other	72.0	15.0	50.5	0.2	6.3
Total	$2,372.4	$128.7	$1,663.0	$2.1	$578.6

(1) Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.
The fair values of our defined benefit pension plan and retiree health plan assets as of December 31, 2018 by asset category were as follows:

		Fair Value Measurements Using
Asset Class	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Investments Valued at Net Asset Value(1)
Defined Benefit Pension Plans
Public equity securities:
U.S.	$617.7	$409.1	$—	$—	$208.6
International	2,117.8	828.8	—	1.8	1,287.2
Fixed income:
Developed markets	2,933.4	17.2	2,173.3	—	742.9
Developed markets - repurchase agreements	(1,225.5)	—	(1,225.5)	—	—
Emerging markets	565.2	3.4	255.8	6.1	299.9
Private alternative investments:
Hedge funds	2,795.3	—	—	—	2,795.3
Equity-like funds	1,893.5	—	—	16.8	1,876.7
Real estate	505.7	147.1	—	—	358.6
Other	729.5	213.0	83.7	—	432.8
Total	$10,932.6	$1,618.6	$1,287.3	$24.7	$8,002.0

Retiree Health Benefit Plans
Public equity securities:
U.S.	$59.9	$41.0	$—	$—	$18.9
International	127.0	50.5	—	0.2	76.3
Fixed income:
Developed markets	69.1	—	61.5	—	7.6
Emerging markets	53.5	—	25.5	0.6	27.4
Private alternative investments:
Hedge funds	245.8	—	—	—	245.8
Equity-like funds	169.2	—	—	1.7	167.5
Cash value of trust owned insurance contract	1,574.7	—	1,574.7	—	—
Real estate	27.7	14.7	—	—	13.0
Other	71.2	38.1	(3.8)	—	36.9
Total	$2,398.1	$144.3	$1,657.9	$2.5	$593.4

(1) Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets
Amounts relating to defined benefit pension plans with projected benefit obligations in excess of plan assets were as follows at December 31:

	2018	2017
Projected benefit obligation	$11,584.2	$12,773.4
Fair value of plan assets	8,895.6	9,542.5

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets
Amounts relating to defined benefit pension plans and retiree health benefit plans with accumulated benefit obligations in excess of plan assets were as follows at December 31:

	Defined Benefit Pension Plans		Retiree Health Benefit Plans
	2018	2017	2018	2017
Accumulated benefit obligation	$10,837.8	$11,733.6	$189.4	$225.1
Fair value of plan assets	8,895.6	9,517.6	—	—